Inventories, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Chemical products	$ 625	¥ 4,351	¥ 7,256
Total	$ 625	4,351	7,256
Inventories pledged		0	1,000
Inventories
Inventories pledged		¥ 0	¥ 0